FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments and Risks
Settled derivatives, received (paid)	R$ 1,664,900	R$ 282,225
Operational Hedge
Financial Instruments and Risks
Settled derivatives, received (paid)	1,515,190	734,032
Operational Hedge | Zero cost collar (R$ x U.S.$)
Financial Instruments and Risks
Settled derivatives, received (paid)	1,445,973	718,618
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	18,538	8,301
Operational Hedge | NDF (Euro x US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	50,679	7,113
Commodity Hedge
Financial Instruments and Risks
Settled derivatives, received (paid)	8,853
Commodity Hedge | Swap VLSFO/other
Financial Instruments and Risks
Settled derivatives, received (paid)	8,853
Debt Hedges
Financial Instruments and Risks
Settled derivatives, received (paid)	140,857	(451,807)
Debt Hedges | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	(283,888)	(261,570)
Debt Hedges | Swap IPCA to CDI
Financial Instruments and Risks
Settled derivatives, received (paid)	158,092	(5,180)
Debt Hedges | Swap IPCA to Fixed (US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	(3,945)	171
Debt Hedges | Swap Pre-Fixed to US$
Financial Instruments and Risks
Settled derivatives, received (paid)	52,746	54,128
Debt Hedges | Swap LIBOR to Fixed (US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	R$ 217,852	R$ (239,356)